Employee Benefit Plans (Schedule Of Asset Allocation and Fair Value Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 6,853	$ 6,136	$ 7,110
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,141	2,543
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,412	2,992
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		601	$ 255
Cash (Including Foreign Currencies) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6	6
Cash (Including Foreign Currencies) [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6	6
Short-term Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		0
Short-term Investment Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		0
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,066	2,475
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,066	2,475
Depository Receipts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	47	42
Depository Receipts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	47	42
Commingled Pension Trust Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		0
Commingled Pension Trust Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		0
Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	22	20
Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	22	20
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	678	608
Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	678	608
US Treasury and government agency bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,860	2,228
US Treasury and government agency bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,560	2,228
Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		0
Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		0
Collateralized Mortgage Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	174	156
Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 174	156
Commingled Pension Trust Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		0
Commingled Pension Trust Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		0
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		601
Other Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		$ 601